STOCKHOLDERS DEFICIT	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred stock

The Company’s authorized preferred stock consists of 5,000,000 shares of preferred stock, with a par value of $0.001 per share. On November 20, 2020, the Company designated 1,000,000 shares of Series A Preferred Stock (“Series A”). The Series A has a liquidation preference to all other securities, a liquidation value of $25 per share, receives cumulative dividends payable in cash of 12% per year, payable monthly. The Series A does not have voting rights, except that the Company may not: 1) create any additional class or series of stock, nor any security convertible into stock of the Company; 2) modify the Series A designation; 3) initiate and dividend outside of without approval of at least two-thirds of the holders of the Series A. The Company has the right, but not obligation to redeem the Series A beginning January 1, 2026, at the liquidation value per share plus any unpaid dividends.

During the year ended December 31, 2022, the company issued 12,860 Series A Preferred Stock in exchange for $321,500 of cash proceeds.

During the year ended December 31, 2021, the company issued 56,600 Series A Preferred Stock in exchange for $1,415,000 of cash proceeds.

During the year ended December 31, 2022 and 2021, the company recognized $195,145 and $106,825 in dividends to the Series A shareholders, and made cash dividend payments of $142,239 and $105,327. As of December 31, 2022 and 2021, the company has remaining unpaid dividends of $54,404 and $1,498.

As of December 31, 2022, there were 69,660 Series A preferred shares outstanding.

Common stock

The Company’s authorized common stock consists of 50,000,000 shares of common stock, with a par value of $0.001 per share. All shares of common stock have equal voting rights and, when validly issued and outstanding, are entitled to one non-cumulative vote per share in all matters to be voted upon by shareholders. The shares of common stock have no pre-emptive, subscription, conversion or redemption rights and may be issued only as fully paid and non-assessable shares. Holders of the common stock are entitled to equal ratable rights to dividends and distributions with respect to the common stock, as may be declared by the Board of Directors out of funds legally available.

On August 25, 2022, the “Company entered into an underwriting agreement with EF Hutton, division of Benchmark Investments, LLC (the “underwriter”), relating to the Company’s initial public offering of units (the “Units”) pursuant to the Company’s registration statement on Form S-1 (File No. 333-264191) , under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to the underwriting agreement, the Company sold 2,753,750 units at a public offering price of $5.00 per unit, with each unit consisting of one share of common stock, par value $0.001 per share , and two warrants, with each warrant exercisable to purchase one share of common stock, at an exercise price of $5.00 per share. The warrants have the rights as set forth under a warrant agency agreement. The shares of common stock and the warrants were immediately separable and were issued separately.

The Company also granted the underwriter a 45-day over-allotment option, if any, to purchase up to a) 413,063 additional shares of common stock, and/or b) 826,126 additional warrants, equivalent to 15% of the shares of common stock and warrants sold in the offering. On August 29, 2022, the underwriter partially exercised this option and purchased 609,750 additional warrants at the purchase price of $.01 per warrant for aggregate gross proceeds of $6,097.50.

The Company also issued the underwriter a warrant to purchase 82,613 shares of the Company’s common stock at an exercise price of $5.50, which is 110% of the initial public offering price. The underwriter’s warrant may be exercised in whole or in part, commencing on a date which is six months from August 25, 2022 until August 25, 2027.

The underwriting agreement includes customary representations, warranties and covenants by the Company. It also provides that the Company will indemnify the underwriters against certain liabilities, including liabilities under the Securities Act, or contribute to payments the underwriters may be required to make because of any of those liabilities. In exchange for the underwriters’ services, the Company agreed to sell the Units to the underwriters at a purchase price of $4.60 per unit.

The Company’s officers and directors and their affiliates have agreed, subject to certain exceptions, not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any shares of our common stock or other securities convertible into or exercisable or exchangeable for shares of our Common Stock until May 27, 2023 without the prior written consent of the underwriter.

The Offering closed on August 30, 2022, and the Company sold 2,753,750 shares of Common Stock and 5,507,500 Warrants (6,117,250 Warrants including the Option Warrants) to the underwriters for total gross proceeds of $13,774,848. After deducting the underwriting commissions, discounts, and offering expenses, the Company received net proceeds of $12,225,470.

During the year ended December 31, 2021, the Company sold a total of 1,610,000 shares of common stock in exchange for cash proceeds of $2,010,000.

Common Share Awards

During the year ended December 31, 2020, the Company granted a total of 3,233,336 shares to various employees and consultants for services rendered. The Company recognized stock-based compensation expense of $766,656 and 766,656 related to the vesting of the share awards during the year ended December 31, 2022 and 2021. As of December 31, 2022, the Company expects to recognize an additional $447,248 through the end of the requisite service period for these awards, assuming all shares vest. The requisite service period for these awards is the same as the vesting period for each award. As of December 31, 2022, the awards had a remaining service period of approximately 0.75 year.

The Company also awarded a total of 2,800 shares of common stock to the Company’s four independent members of the Board of Directors, with a fair value of $16,667 based on the most recent price of common stock sold for cash recognized as part of stock-based compensation during the year ended December 31, 2022. The Company also recognized $40,000 of stock-based compensation for director compensation during the year ended December 31, 2022. The first and second quarter shares were awarded to directors immediately, and the Company agreed to issue $5,000 worth of shares per director each quarter in the future and pay $2,500 in cash per director per quarter. As of December 31, 2022, the Company had accrued $60,000 in cash compensation to the directors, included in accounts payable and other liabilities on the consolidated balance sheet.

Stock Options

During the year ended December 31, 2022, the Company issued a total of 49,560 options with an exercise price of $5.95, and an exercise term of three years. The Company estimated fair value of these options to be $4.41 per share using a Black-Scholes option pricing model, and the expense associated with the options will be recognized over the requite service period of 20 months. The Company also awarded an additional 23,100 options with an exercise price of $14.29 per share and an exercise term of three years. The Company estimated fair value of these options to be $3.63 per share using a Black-Scholes option pricing model, and the expense associated with the options will be recognized over the requite service periods of between 24 and 30 months. The fair value of the stock options was estimate using a Black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 0.97% to 1.91%; 3) volatility of 127.7% to 129.5% based on a group of peer group companies; 4) a common stock price of $5.95 based on the most recent common stock sales for cash, and 5) an expected term of three years.

During the year ended December 31, 2021, the Company award 10,000 common stock options to an employee, of which 500 vested immediately, and 500 per month thereafter until fully vested. The fair value of the stock options was estimate using a black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 0.49%; 3) volatility of 127.6% based on a group of peer group companies; and an expected term of three years.

A summary of stock option information is as follows:

	Outstanding Awards	Weighted Average Grant Date Fair Value	Weighted Average Exercise price
Outstanding at December 31, 2020	-	$-	$-
Granted	2,100	4.36	5.95
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at December 31, 2021	2,100	$4.36	$5.95
Granted	72,660	4.16	9.00
Exercised	-	-	-
Forfeited and cancelled	(14,910)	(4.36)	(6.19)
Outstanding at December 31, 2022	59,850	$4.15	$9.11
Exercisable at December 31, 2022	18,189	$4.15	$8.40

The weighted average remaining contractual life is approximately 2.75 years for stock options outstanding with no intrinsic value of as of December 31, 2022. The Company recognized stock-based compensation of $121,672. The Company expects to recognize an additional $138,908 of compensation cost related to options that are expected to vest.

Stock Warrants

A summary of stock warrant information is as follows:

	Outstanding Awards	Weighted Average Grant Date Fair Value	Weighted Average Exercise price
Outstanding at December 31, 2021	-	-	-
Granted	6,219,863	4.21	5.01
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at December 31, 2022	6,219,863	$4.21	$5.01
Exercisable at December 31, 2022	6,137,250	$4.21	$5.00

The weighted average remaining contractual life is approximately 4.64 years for stock warrants outstanding with no intrinsic value of as of December 31, 2022.